COMMON STOCK WARRANT LIABILITY - Level 3 Fair Value Inputs (Details)	Dec. 31, 2021 Y	Jul. 23, 2021 Y	Dec. 31, 2020
Volatility
Class of Warrant or Right [Line Items]
Warrant measurement input			0.5000
Volatility | Level 3
Class of Warrant or Right [Line Items]
Warrant measurement input	0.8500	0.8000
Expected term (in years) | Level 3
Class of Warrant or Right [Line Items]
Warrant measurement input	4.6	5.0
Risk-free rate | Level 3
Class of Warrant or Right [Line Items]
Warrant measurement input	0.0120	0.0072
Expected dividend rate
Class of Warrant or Right [Line Items]
Warrant measurement input			0.00
Expected dividend rate | Level 3
Class of Warrant or Right [Line Items]
Warrant measurement input	0	0